N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	GUARDIAN SEPARATE ACCOUNT R
Entity Central Index Key	0001266055
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals (Deferred Sales surrender charge)
If you withdraw money during the first 7 years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium withdrawn, declining to 0% over that time period
1
.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Financial Information – Contract Costs and Expenses
Transaction Charges	There are no charges for other contract transactions.	Financial Information – Contract Costs and Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year other options you have elected.

Contracts issued in conjunction with applications signed before May 1, 2017:

				Financial Information – Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract 1	1.00%
	Underlying Fund options (fund fees and expenses) 2	0.49%	2.40%
	Optional benefits (if elected) 3	0.25%	0.35%
	1 As a percentage of the Accumulation Value in the Variable Investment Options.
	2 As a percentage of Fund net assets.
	3 As a percentage of the Accumulation Value in the Variable Investment Options.

	Contracts issued in conjunction with applications signed on or after May 1, 2017:
	Annual Fee	Minimum	Maximum
	Base contract 1.75%
	Investment options 2 (Portfolio Company fees and expenses)	0.49%	1.73%
	Optional benefit available for an additional charge 3	0.25%	0.50%
	1 As a percentage of the Accumulation Value in the Variable Investment Options.
	2 As a percentage of Fund net assets.
	3 As a percentage of the Accumulation Value in the Variable Investment Options.

Fees and Expenses			Location in Prospectus

Contracts issued in conjunction with applications signed on or after May 1, 2023:
Annual Fee	Minimum	Maximum
Base contract 1.75%
Investment options 2 (Portfolio Company fees and expenses)	0.49%	1.38%
Optional benefit available for an additional charge 3	0.25%	0.50%
1 As a percentage of the Accumulation Value in the Variable Investment Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment Options.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $1,541	Highest Annual Cost $4,131
Assumes:	Assumes:
• Investment of $100,000	• Investment of $ 100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive Contract and fund fees and expenses	• Most expensive combination of Contract, optional benefits and fund fees and expenses
• No optional benefits
• No sales charges	• No sales charges
• No additional purchase payments, transfers, or withdrawals	• No additional purchase payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
If you withdraw money during the first 7 years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium withdrawn, declining to 0% over that time period
1
.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	There are no charges for other contract transactions.
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year other options you have elected.

Contracts issued in conjunction with applications signed before May 1, 2017:

				Financial Information – Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract 1	1.00%
	Underlying Fund options (fund fees and expenses) 2	0.49%	2.40%
	Optional benefits (if elected) 3	0.25%	0.35%
	1 As a percentage of the Accumulation Value in the Variable Investment Options.
	2 As a percentage of Fund net assets.
	3 As a percentage of the Accumulation Value in the Variable Investment Options.

	Contracts issued in conjunction with applications signed on or after May 1, 2017:
	Annual Fee	Minimum	Maximum
	Base contract 1.75%
	Investment options 2 (Portfolio Company fees and expenses)	0.49%	1.73%
	Optional benefit available for an additional charge 3	0.25%	0.50%
	1 As a percentage of the Accumulation Value in the Variable Investment Options.
	2 As a percentage of Fund net assets.
	3 As a percentage of the Accumulation Value in the Variable Investment Options.

Fees and Expenses			Location in Prospectus

Contracts issued in conjunction with applications signed on or after May 1, 2023:
Annual Fee	Minimum	Maximum
Base contract 1.75%
Investment options 2 (Portfolio Company fees and expenses)	0.49%	1.38%
Optional benefit available for an additional charge 3	0.25%	0.50%
1 As a percentage of the Accumulation Value in the Variable Investment Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment Options.

Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $1,541	Highest Annual Cost $4,131
Assumes:	Assumes:
• Investment of $100,000	• Investment of $ 100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive Contract and fund fees and expenses	• Most expensive combination of Contract, optional benefits and fund fees and expenses
• No optional benefits
• No sales charges	• No sales charges
• No additional purchase payments, transfers, or withdrawals	• No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,541
Highest Annual Cost [Dollars]	$ 4,131
Risks [Table Text Block]

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges may apply for the first 7 years following your last premium payment to your contract. Surrender charges will reduce the value of your contract if you withdraw money during that time.

Tax deferral is generally more beneficial to investors with a long time horizon.
Principal Risks

Risks	Location in Prospectus
Risks Associated with Investments
An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.

Each investment option, has its own unique risks.

You should review the prospectuses for the available funds before making an investment decision.
Principal Risks
Insurance Company Risks	An investment in the contract is subject to the risks related to us, as the Depositor. Any obligations, guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at
1-888-GUARDIAN
(1-888-482-7342).
Principal Risks

Investment Restrictions [Text Block]
We reserve the right to remove or substitute the Variable Investment Options that are available as investment options under the contract.

You may only invest in up to 25 Variable Investment Options at any one time.

The number of transfer you make among the Variable Investment Options are limited to 15 per year, 5 per quarter and 3 per month.

We may further limit transfer based on frequent trading.

Optional Benefit Restrictions [Text Block]	Withdrawals may reduce the value of an optional death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.

If you purchase the contract through a
tax-qualified
plan or individual retirement account, you do not get any additional tax deferral.

You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59
1
⁄
2
.

Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (
e.g.
, bonuses), and
non-cash
	compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have selected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make withdrawals or transfer Accumulation Value among the Variable Investment Options. State premium taxes may also be deducted.*

TRANSACTION EXPENSES

Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge 1	8% of total premiums declining annually
Transfer Fee (per transfer)	None
* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

1
The surrender charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a surrender charge a “Free Withdrawal Amount” equal to 10% of total premiums paid minus
the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

Number of full years completed since premium payment was made	Surrender charge percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4	5%
5	4%
6	3%
7	0%

The next table describes the fees and expenses that you will pay each ye
ar
during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options. If you chose to purchase an optional benefit, you will pay additional charges, as
shown below.

ANNUAL CONTRACT EXPENSES
(as a percentage of daily net asset value)

Contracts issued in conjunction with applications signed on or after to May 1, 2017

Charge
Administration Expenses	None
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	0.75%

Optional Benefit Expenses (as a percentage of Accumulation Value) (You will incur an additional fee for selecting one of these benefits)
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.35%
– Return of Premium Death Benefit Basic Rider (ROPDB Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.45%
– Combination HAVDB & ROPDB Plus	0.50%

Contracts issued in conjunction with applications signed prior to May 1, 2017

Charge
Administration Expenses	None
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	1.00%

Optional Benefit Expenses (as a percentage of Accumulation Value) (You will incur an additional fee for selecting one of these benefits)
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.30%
– Return of Premium Death Benefit Basic Rider (ROPDB Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.30%
– Combination HAVDB & ROPDB Plus	0.35%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A at the back of this Prospectus.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Annual underlying mutual fund expenses (expenses deducted from underlying mutual fund assets include management fees, distribution (12b 1) fees, service fees and other expenses)(before applicable waivers and reimbursements)*	0.49%	2.40%
*
The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.49% and 2.23%, respectively. The minimum charge of 0.49% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 2.23% reflect contractual waivers by the mutual fund adviser. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

Expense Examples

The following examples are contracts issued in conjunction with applications signed on or after May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,762	$9,387	$8,017	$3,370
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,762	$2,887	$3,017	$3,370
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,552	$9,178	$7,811	$3,172
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,552	$2,678	$2,811	$3,172
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,237	$8,862	$7,494	$2,858
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,237	$2,362	$2,494	$2,858
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,027	$8,649	$7,278	$2,638
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$2,027	$2,149	$2,278	$2,638
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

The following examples are contracts issued in conjunction with applications signed on or after May 1, 2017 and before May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,833	$10,423	$9,015	$4,255
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,833	$3,923	$4,015	$4,255
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,654	$10,253	$8,855	$4,121
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,654	$3,753	$3,855	$4,121
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,308	$9,920	$8,537	$3,847
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,308	$3,420	$3,537	$3,847
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,129	$9,747	$8,370	$3,697
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,129	$3,247	$3,370	$3,697
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

The following examples are contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,938	$10,522	$9,108	$4,330
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,938	$4,022	$4,108	$4,330
Minimum:	$1,932	$2,052	$2,180	$2,536

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,759	$10,353	$8,949	$4,200
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,759	$3,853	$3,949	$4,200
Minimum:	$1,932	$2,052	$2,180	$2,536

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,570	$10,173	$8,779	$4,057
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,570	$3,673	$3,779	$4,057
Minimum:	$1,565	$1,674	$1,791	$2,120

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,392	$10,001	$8,615	$3,915
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,392	$3,501	$3,615	$3,915
Minimum:	$1,565	$1,674	$1,791	$2,120

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make withdrawals or transfer Accumulation Value among the Variable Investment Options. State premium taxes may also be deducted.*

TRANSACTION EXPENSES

Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge 1	8% of total premiums declining annually
Transfer Fee (per transfer)	None
* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

1
The surrender charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a surrender charge a “Free Withdrawal Amount” equal to 10% of total premiums paid minus
the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

Number of full years completed since premium payment was made	Surrender charge percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4	5%
5	4%
6	3%
7	0%

Sales Load (of Purchase Payments), Current [Percent]	0.00%	[1]
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each ye
ar
during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options. If you chose to purchase an optional benefit, you will pay additional charges, as
shown below.

ANNUAL CONTRACT EXPENSES
(as a percentage of daily net asset value)

Contracts issued in conjunction with applications signed on or after to May 1, 2017

Charge
Administration Expenses	None
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	0.75%

Optional Benefit Expenses (as a percentage of Accumulation Value) (You will incur an additional fee for selecting one of these benefits)
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.35%
– Return of Premium Death Benefit Basic Rider (ROPDB Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.45%
– Combination HAVDB & ROPDB Plus	0.50%

Contracts issued in conjunction with applications signed prior to May 1, 2017

Charge
Administration Expenses	None
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	1.00%

Optional Benefit Expenses (as a percentage of Accumulation Value) (You will incur an additional fee for selecting one of these benefits)
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.30%
– Return of Premium Death Benefit Basic Rider (ROPDB Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.30%
– Combination HAVDB & ROPDB Plus	0.35%

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A at the back of this Prospectus.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Annual underlying mutual fund expenses (expenses deducted from underlying mutual fund assets include management fees, distribution (12b 1) fees, service fees and other expenses)(before applicable waivers and reimbursements)*	0.49%	2.40%
*
The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.49% and 2.23%, respectively. The minimum charge of 0.49% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 2.23% reflect contractual waivers by the mutual fund adviser. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

Portfolio Company Expenses [Text Block]	Annual underlying mutual fund expenses (expenses deducted from underlying mutual fund assets include management fees, distribution (12b 1) fees, service fees and other expenses)(before applicable waivers and reimbursements)*	[2]
Portfolio Company Expenses Minimum [Percent]	0.49%	[2]
Portfolio Company Expenses Maximum [Percent]	2.40%	[2]
Portfolio Company Expenses, Footnotes [Text Block]	The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.49% and 2.23%, respectively. The minimum charge of 0.49% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 2.23% reflect contractual waivers by the mutual fund adviser. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract

Unsuitable as Short-Term Savings Vehicle.
The contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial.
Please discuss your insurance needs and financial objectives with your registered representative.

Investment Risk.
You bear the risk of any decline in the Accumulated Value of your contract resulting from the performance of the Variable Investment Options you have chosen. The Accumulated Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Variable Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Variable Investment Option.

Inactive Contracts.
Under certain circumstances, you bear the risk that we may terminate your contract if your Accumulation Value falls below a certain level and/or you no longer make a certain level of Premium Payments.

Insurance Company Insolvency.
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.

Tax Consequences.
Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59
1
⁄
2
a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.

Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Business Continuity Risk.
Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Cyber-Security Risk.
Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

Item 10. Benefits Available (N-4) [Text Block]
Benefits Under the Contract
The following table summarized information about the benefits available under the contract. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this prospectus for additional information.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging – Fixed Dollar Cost Averaging Program	Allows you to systematically transfer amounts from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) to any available Variable Investment Options you select, over a three months period.	Standard	No Charge	• Must be elected on your application and your initial Net Premium and any subsequent Net Premiums received prior to the third monthly Contract Anniversary must be allocated to the DCA Account.
Portfolio Rebalancing	Allows us to automatically rebalance your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%.	Standard	No Charge	• Must have Accumulation Value of at least $10,000.
Systematic Withdrawals	Allows you to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis.	Standard	No Charge	• Reduces your contract value by the amount of any withdrawals, applicable contract charges, surrender charges, and premium taxes.
Standard Death Benefit	Pays a death benefit equal to the Accumulation Value, less premium taxes.	Standard	No Charge	• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Highest Anniversary Value Death Benefit (HAVDB)	Pays an enhanced death benefit equal to the greater of (1) the standard death benefit ; or (2) the highest anniversary value enhanced death benefit.	Optional
For Contracts issued in conjunction with applications signed prior to May 1, 2017:

0.30% of your Accumulation Value.

For contracts issued in conjunction with applications signed on or after May 1, 2017:

0.35%. of your Accumulation Value.

• Can only be elected at contract issue.
• Owners must be age 75 or younger.
• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
• Date for a benefit to be payable.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Return of Premium Death Benefit (ROPDB)	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals.	Optional	0.25% of your Accumulation Value
• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 85 or younger.
• Withdrawals may reduce the benefit, and such reductions could be significant.

Return of Premium Death Benefit Plus (ROPDB Plus)	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals plus any accrued interest.	Optional
For Contracts issued in conjunction with applications signed prior to May 1, 2017:

0.30% of your Accumulation Value.

For contracts issued in conjunction with applications signed on or after May 1, 2017:

0.45% of your Accumulation Value.

• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 60 or younger.
• Withdrawals may reduce the benefit, and such reductions could be significant.

Combination of ROPDB and HAVDB
This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider.
Optional
For Contracts issued in conjunction with applications signed prior to May 1, 2017:

0.35% of your Accumulation Value.

For contracts issued in conjunction with applications signed on or after May 1, 2017: 0.50% of your Accumulation Value.

• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 60 or younger.
• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.

Deferred Income Annuity Payout Option Rider (also referred to as SecureFuture Income Rider)	This rider allows you to transfer all or a portion of your Accumulation Value prior to the Payout Phase to help create a future lifetime income stream.	Optional	No Charge	• Can only be elected at Contract Issue age 80 or under for a non-qualified contract, or age 65 or under for a qualified contract. • This rider may not be available in your state

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations

• You may not transfer any Accumulation Value to the DIA rider on or after the second Contract Anniversary.
• Only amounts not subject to a surrender charge may be transferred to the DIA rider.
• You may only make DIA transfers for a
non-qualified
contract if Owner/Annuitant is age 83 or younger; for a qualified contract if Owner/ Annuitant is age 70 or younger; and, if choosing a life only DIA Payout option, if Owner/Annuitant is age 70 or younger.
• The initial DIA transfer is a minimum of $5,000, and subsequent transfers must be at least $1,000.
• Transfers in any year cannot exceed the lesser of $100,000 or the total value of the transfers you made in the year you made your initial transfer.
• Total transfers are capped at $1,000,000.
• The number of transfer per month, quarter and year are limited.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations

• After the initial DIA transfer, you may not change the Annuitant(s), DIA commencement date (unless the
Changing the DIA Commencement Date provision is exercised), or the DIA payout option.
• Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred can not be withdrawn.
• All DIA transfers will be treated as withdrawals under the Basic Contract except that the DIA transfer will reduce the amount of any Premium still subject to a Surrender Charge.

Benefits Available [Table Text Block]
The following table summarized information about the benefits available under the contract. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this prospectus for additional information.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging – Fixed Dollar Cost Averaging Program	Allows you to systematically transfer amounts from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) to any available Variable Investment Options you select, over a three months period.	Standard	No Charge	• Must be elected on your application and your initial Net Premium and any subsequent Net Premiums received prior to the third monthly Contract Anniversary must be allocated to the DCA Account.
Portfolio Rebalancing	Allows us to automatically rebalance your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%.	Standard	No Charge	• Must have Accumulation Value of at least $10,000.
Systematic Withdrawals	Allows you to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis.	Standard	No Charge	• Reduces your contract value by the amount of any withdrawals, applicable contract charges, surrender charges, and premium taxes.
Standard Death Benefit	Pays a death benefit equal to the Accumulation Value, less premium taxes.	Standard	No Charge	• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Highest Anniversary Value Death Benefit (HAVDB)	Pays an enhanced death benefit equal to the greater of (1) the standard death benefit ; or (2) the highest anniversary value enhanced death benefit.	Optional
For Contracts issued in conjunction with applications signed prior to May 1, 2017:

0.30% of your Accumulation Value.

For contracts issued in conjunction with applications signed on or after May 1, 2017:

0.35%. of your Accumulation Value.

• Can only be elected at contract issue.
• Owners must be age 75 or younger.
• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
• Date for a benefit to be payable.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Return of Premium Death Benefit (ROPDB)	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals.	Optional	0.25% of your Accumulation Value
• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 85 or younger.
• Withdrawals may reduce the benefit, and such reductions could be significant.

Return of Premium Death Benefit Plus (ROPDB Plus)	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals plus any accrued interest.	Optional
For Contracts issued in conjunction with applications signed prior to May 1, 2017:

0.30% of your Accumulation Value.

For contracts issued in conjunction with applications signed on or after May 1, 2017:

0.45% of your Accumulation Value.

• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 60 or younger.
• Withdrawals may reduce the benefit, and such reductions could be significant.

Combination of ROPDB and HAVDB
This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider.
Optional
For Contracts issued in conjunction with applications signed prior to May 1, 2017:

0.35% of your Accumulation Value.

For contracts issued in conjunction with applications signed on or after May 1, 2017: 0.50% of your Accumulation Value.

• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 60 or younger.
• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.

Deferred Income Annuity Payout Option Rider (also referred to as SecureFuture Income Rider)	This rider allows you to transfer all or a portion of your Accumulation Value prior to the Payout Phase to help create a future lifetime income stream.	Optional	No Charge	• Can only be elected at Contract Issue age 80 or under for a non-qualified contract, or age 65 or under for a qualified contract. • This rider may not be available in your state

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations

• You may not transfer any Accumulation Value to the DIA rider on or after the second Contract Anniversary.
• Only amounts not subject to a surrender charge may be transferred to the DIA rider.
• You may only make DIA transfers for a
non-qualified
contract if Owner/Annuitant is age 83 or younger; for a qualified contract if Owner/ Annuitant is age 70 or younger; and, if choosing a life only DIA Payout option, if Owner/Annuitant is age 70 or younger.
• The initial DIA transfer is a minimum of $5,000, and subsequent transfers must be at least $1,000.
• Transfers in any year cannot exceed the lesser of $100,000 or the total value of the transfers you made in the year you made your initial transfer.
• Total transfers are capped at $1,000,000.
• The number of transfer per month, quarter and year are limited.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations

• After the initial DIA transfer, you may not change the Annuitant(s), DIA commencement date (unless the
Changing the DIA Commencement Date provision is exercised), or the DIA payout option.
• Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred can not be withdrawn.
• All DIA transfers will be treated as withdrawals under the Basic Contract except that the DIA transfer will reduce the amount of any Premium still subject to a Surrender Charge.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT

The following are lists of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/ProFreedomB/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at
1-888-
GUARDIAN
(1-888-482-7342)
or by sending an email request to GIAC_CRU@glic.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Funds available for contracts issued in conjunction with applications signed on or after May 1, 2023.

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series ® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series ® The Bond Fund of America (Class 4) Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series ® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.92%	-17.57%	3.83%	7.53%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series ® Global Growth Fund (Class 4) Capital Research and Management Company	0.91%	-24.92%	6.80%	9.92%
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series ® Growth Fund (Class 4) Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series ® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Cboe Vest U.S. Large Cap 10% Buffer Strategies VI Fund (the “Fund”) seeks capital appreciation. The Fund is designed to cushion against (or “buffer”) equity losses in down markets, while taking advantage of growth opportunities in up markets.	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class I) (1) Cboe Vest SM Financial LLC	1.05%	N/A	N/A	N/A
The Cboe Vest U.S. Large Cap 20% Buffer Strategies VI Fund (the “Fund”) seeks capital appreciation. The Fund is designed to cushion against (or “buffer”) equity losses in down markets, while taking advantage of growth opportunities in up markets.	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (Class I) (1) Cboe Vest SM Financial LLC	1.05%	N/A	N/A	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) (2) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%
The fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.78%	-17.54%	N/A	N/A
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
(1)	This Fund is not available as an investment allocation option in New York
(2)
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.81%	-14.25%	-0.30%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.96%	-17.73%	8.97%	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.03%	-0.96%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	-5.22%	7.17%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	-28.27%	1.79%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.08%	-17.88%	-0.70%	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	-4.90%	6.57%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.93%	-32.75%	6.72%	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.05%	-4.82%	7.88%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.10%	-17.24%	8.70%	N/A
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC	0.88%	-16.20%	N/A	N/A
The fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	-14.19%	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	-20.86%	N/A	N/A
The fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.93%	-17.44%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.79%	-15.36%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	-8.28%	N/A	N/A
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Asset Management US Inc.	0.80%	-14.45%	0.04%	1.43%
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited (PIL)	1.03%	-12.98%	4.72%	9.12%

Funds available for contracts issued in conjunction with applications signed before May 1, 2023.

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.10%	-18.68%	-0.10%	3.07%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/ Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	17.32%	3.38%	N/A
to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Global Opportunity (Class III), formerly ALPS/Red Rocks Global Opportunity (Class III) (i) ALPS Advisors, Inc.	2.23%	-28.91%	3.32%	N/A
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series ® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series ® The Bond Fund of America (Class 4) Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series ® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.92%	-17.57%	3.83%	7.53%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series ® Global Growth Fund (Class 4) Capital Research and Management Company	0.91%	-24.92%	6.80%	9.92%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series ® Growth Fund (Class 4) Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series ® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series ® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.74%	-11.19%	0.37%	0.70%
The fund seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L. L. C.	1.21%	-7.74%	2.50%	2.14%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) (ii) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.81%	-14.25%	-0.30%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.96%	-17.73%	8.97%	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	-5.22%	7.17%	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.08%	-17.88%	-0.70%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	-28.27%	1.79%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	-4.90%	6.57%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.93%	-32.75%	6.72%	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.05%	-4.82%	7.88%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.10%	-17.24%	8.70%	N/A
The fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	-14.19%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	-20.86%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity (i) Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies (i) Guggenheim Investments	1.67%	-3.40%	2.25%	2.25%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.13%	-14.52%	1.94%	3.29%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Class II Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	-11.28%	1.70%	3.56%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	-17.38%	0.52%	4.55%
The Fund seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Virtus Investment Advisers, Inc. Westchester Capital Management, LLC	1.40%	0.88%	4.48%	3.16%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited	1.27%	-25.13%	-2.77%	0.54%
The Fund seeks both capital appreciation and current income.	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II) Morgan Stanley Investment Management Inc.	1.12%	-8.32%	3.94%	6.24%
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.11%	-6.45%	0.95%	1.40%
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Asset Management US Inc.	0.80%	-14.45%	0.04%	1.43%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC Putnam Investments Limited (PIL)	1.03%	-12.98%	4.72%	9.12%
The fund seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.19%	-12.69%	10.56%	15.35%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.11%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	-26.09%	4.88%	6.92%
(i)
This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(ii)
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

Prospectuses Available [Text Block]
The following are lists of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/ProFreedomB/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at
1-888-
GUARDIAN
(1-888-482-7342)
or by sending an email request to GIAC_CRU@glic.com.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Funds available for contracts issued in conjunction with applications signed on or after May 1, 2023.

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series ® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series ® The Bond Fund of America (Class 4) Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series ® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.92%	-17.57%	3.83%	7.53%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series ® Global Growth Fund (Class 4) Capital Research and Management Company	0.91%	-24.92%	6.80%	9.92%
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series ® Growth Fund (Class 4) Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series ® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Cboe Vest U.S. Large Cap 10% Buffer Strategies VI Fund (the “Fund”) seeks capital appreciation. The Fund is designed to cushion against (or “buffer”) equity losses in down markets, while taking advantage of growth opportunities in up markets.	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class I) (1) Cboe Vest SM Financial LLC	1.05%	N/A	N/A	N/A
The Cboe Vest U.S. Large Cap 20% Buffer Strategies VI Fund (the “Fund”) seeks capital appreciation. The Fund is designed to cushion against (or “buffer”) equity losses in down markets, while taking advantage of growth opportunities in up markets.	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (Class I) (1) Cboe Vest SM Financial LLC	1.05%	N/A	N/A	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) (2) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%
The fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.78%	-17.54%	N/A	N/A
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
(1)	This Fund is not available as an investment allocation option in New York
(2)
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.81%	-14.25%	-0.30%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.96%	-17.73%	8.97%	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.03%	-0.96%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	-5.22%	7.17%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	-28.27%	1.79%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.08%	-17.88%	-0.70%	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	-4.90%	6.57%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.93%	-32.75%	6.72%	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.05%	-4.82%	7.88%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.10%	-17.24%	8.70%	N/A
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC	0.88%	-16.20%	N/A	N/A
The fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	-14.19%	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	-20.86%	N/A	N/A
The fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.93%	-17.44%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.79%	-15.36%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	-8.28%	N/A	N/A
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Asset Management US Inc.	0.80%	-14.45%	0.04%	1.43%
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited (PIL)	1.03%	-12.98%	4.72%	9.12%

Funds available for contracts issued in conjunction with applications signed before May 1, 2023.

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.10%	-18.68%	-0.10%	3.07%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/ Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	17.32%	3.38%	N/A
to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Global Opportunity (Class III), formerly ALPS/Red Rocks Global Opportunity (Class III) (i) ALPS Advisors, Inc.	2.23%	-28.91%	3.32%	N/A
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series ® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series ® The Bond Fund of America (Class 4) Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series ® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.92%	-17.57%	3.83%	7.53%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series ® Global Growth Fund (Class 4) Capital Research and Management Company	0.91%	-24.92%	6.80%	9.92%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series ® Growth Fund (Class 4) Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series ® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series ® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.74%	-11.19%	0.37%	0.70%
The fund seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L. L. C.	1.21%	-7.74%	2.50%	2.14%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) (ii) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.81%	-14.25%	-0.30%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.96%	-17.73%	8.97%	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	-5.22%	7.17%	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.08%	-17.88%	-0.70%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	-28.27%	1.79%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	-4.90%	6.57%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.93%	-32.75%	6.72%	N/A

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.05%	-4.82%	7.88%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.10%	-17.24%	8.70%	N/A
The fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	-14.19%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	-20.86%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity (i) Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies (i) Guggenheim Investments	1.67%	-3.40%	2.25%	2.25%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.13%	-14.52%	1.94%	3.29%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Class II Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	-11.28%	1.70%	3.56%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	-17.38%	0.52%	4.55%
The Fund seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Virtus Investment Advisers, Inc. Westchester Capital Management, LLC	1.40%	0.88%	4.48%	3.16%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited	1.27%	-25.13%	-2.77%	0.54%
The Fund seeks both capital appreciation and current income.	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II) Morgan Stanley Investment Management Inc.	1.12%	-8.32%	3.94%	6.24%
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.11%	-6.45%	0.95%	1.40%
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Asset Management US Inc.	0.80%	-14.45%	0.04%	1.43%

			As of December 31, 2022
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC Putnam Investments Limited (PIL)	1.03%	-12.98%	4.72%	9.12%
The fund seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.19%	-12.69%	10.56%	15.35%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.11%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	-26.09%	4.88%	6.92%
(i)
This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(ii)
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this contract including loss of principal.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges may apply for the first 7 years following your last premium payment to your contract. Surrender charges will reduce the value of your contract if you withdraw money during that time.

Tax deferral is generally more beneficial to investors with a long time horizon.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.

Each investment option, has its own unique risks.

You should review the prospectuses for the available funds before making an investment decision.

Principal Risk [Text Block]
Investment Risk.
You bear the risk of any decline in the Accumulated Value of your contract resulting from the performance of the Variable Investment Options you have chosen. The Accumulated Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Variable Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Variable Investment Option.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, as the Depositor. Any obligations, guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at
1-888-GUARDIAN
(1-888-482-7342).

Principal Risk [Text Block]
Insurance Company Insolvency.
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.

Unsuitable as ShortTerm Savings Vehicle [Member]
Prospectus:
Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle.
The contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial.
Please discuss your insurance needs and financial objectives with your registered representative.

Inactive Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Inactive Contracts.
Under certain circumstances, you bear the risk that we may terminate your contract if your Accumulation Value falls below a certain level and/or you no longer make a certain level of Premium Payments.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences.
Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59
1
⁄
2
a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.

Financial Strength and ClaimsPaying Ability Risk [Member]
Prospectus:
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Business Continuity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Business Continuity Risk.
Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

CyberSecurity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Cyber-Security Risk.
Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Accumulation Value, less premium taxes.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Name of Benefit [Text Block]	Standard Death Benefit
Highest Anniversary Value Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit (HAVDB)
Purpose of Benefit [Text Block]	Pays an enhanced death benefit equal to the greater of (1) the standard death benefit ; or (2) the highest anniversary value enhanced death benefit.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
• Can only be elected at contract issue.
• Owners must be age 75 or younger.
• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
• Date for a benefit to be payable.

Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit (HAVDB)
Return of Premium Death Benefit Basic Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Return of Premium Death Benefit (ROPDB)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]
• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 85 or younger.
• Withdrawals may reduce the benefit, and such reductions could be significant.

Name of Benefit [Text Block]	Return of Premium Death Benefit (ROPDB)
Return of Premium Death Benefit Plus Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Premium Death Benefit Plus (ROPDB Plus)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals plus any accrued interest.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 60 or younger.
• Withdrawals may reduce the benefit, and such reductions could be significant.

Name of Benefit [Text Block]	Return of Premium Death Benefit Plus (ROPDB Plus)
Combination HAVDB ROPDB Plus [Member]
Prospectus:
Name of Benefit [Text Block]	Combination of ROPDB and HAVDB
Purpose of Benefit [Text Block]	This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
• Can only be elected at contract issue.
• For contracts issued in conjunction with applications signed on or after May 1, 2017, Owners must be age 60 or younger.
• Withdrawals will proportionately reduce the benefit, and such reductions could be significant.

Name of Benefit [Text Block]	Combination of ROPDB and HAVDB
Dollar Cost Averaging Fixed Dollar Cost Averaging Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging – Fixed Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer amounts from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) to any available Variable Investment Options you select, over a three months period.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Must be elected on your application and your initial Net Premium and any subsequent Net Premiums received prior to the third monthly Contract Anniversary must be allocated to the DCA Account.
Name of Benefit [Text Block]	Dollar Cost Averaging – Fixed Dollar Cost Averaging Program
Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows us to automatically rebalance your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Must have Accumulation Value of at least $10,000.
Name of Benefit [Text Block]	Portfolio Rebalancing
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Reduces your contract value by the amount of any withdrawals, applicable contract charges, surrender charges, and premium taxes.
Name of Benefit [Text Block]	Systematic Withdrawals
Deferred Income Annuity Payout Option Rider [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Deferred Income Annuity Payout Option Rider (also referred to as SecureFuture Income Rider)
Purpose of Benefit [Text Block]	This rider allows you to transfer all or a portion of your Accumulation Value prior to the Payout Phase to help create a future lifetime income stream.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Can only be elected at Contract Issue age 80 or under for a non-qualified contract, or age 65 or under for a qualified contract. • This rider may not be available in your state
Name of Benefit [Text Block]	Deferred Income Annuity Payout Option Rider (also referred to as SecureFuture Income Rider)
Surrender Charge [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	8.00%	[1],[2]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The surrender charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a surrender charge a “Free Withdrawal Amount” equal to 10% of total premiums paid minus
	the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.
Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	0.00%	[1]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2017 [Member]
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	75.00%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Value in the Variable Investment Options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.49%	[4]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.73%	[4]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	0.50%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Accumulation Value in the Variable Investment Options.
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	0.75%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2017 [Member] | Highest Anniversary Value Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2017 [Member] | Return of Premium Death Benefit Basic Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2017 [Member] | Return of Premium Death Benefit Plus Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2017 [Member] | Combination HAVDB ROPDB Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2017 [Member]
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.00%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Value in the Variable Investment Options.
Investment Options (of Other Amount) Minimum [Percent]	0.49%	[4]
Investment Options (of Other Amount) Maximum [Percent]	2.40%	[4]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	0.35%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Accumulation Value in the Variable Investment Options.
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member]
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	75.00%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Value in the Variable Investment Options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.49%	[4]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.38%	[4]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	0.50%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Accumulation Value in the Variable Investment Options.
Surrender Example [Table Text Block]

The following examples are contracts issued in conjunction with applications signed on or after May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,762	$9,387	$8,017	$3,370
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,762	$2,887	$3,017	$3,370
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,552	$9,178	$7,811	$3,172
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,552	$2,678	$2,811	$3,172
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,237	$8,862	$7,494	$2,858
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,237	$2,362	$2,494	$2,858
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,027	$8,649	$7,278	$2,638
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$2,027	$2,149	$2,278	$2,638
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Annuitize Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,762	$9,387	$8,017	$3,370
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,762	$2,887	$3,017	$3,370
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,552	$9,178	$7,811	$3,172
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,552	$2,678	$2,811	$3,172
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,237	$8,862	$7,494	$2,858
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,237	$2,362	$2,494	$2,858
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,027	$8,649	$7,278	$2,638
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$2,027	$2,149	$2,278	$2,638
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

No Surrender Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,762	$9,387	$8,017	$3,370
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,762	$2,887	$3,017	$3,370
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,552	$9,178	$7,811	$3,172
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,552	$2,678	$2,811	$3,172
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (1.38%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,237	$8,862	$7,494	$2,858
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,237	$2,362	$2,494	$2,858
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,027	$8,649	$7,278	$2,638
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$2,027	$2,149	$2,278	$2,638
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Century VP Inflation Protection (Class II) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	American Century VP Inflation Protection (Class II)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Funds Insurance Series Asset Allocation Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Funds Insurance Series The Bond Fund of America (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Funds Insurance Series Capital World Growth and Income Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Capital World Growth and Income Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Funds Insurance Series Global Growth Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Growth Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Funds Insurance Series Growth Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Growth Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | American Funds Insurance Series GrowthIncome Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Growth-Income Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Cboe Vest US Large Cap 10 Buffer Strategies VI Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Cboe Vest U.S. Large Cap 10% Buffer Strategies VI Fund (the “Fund”) seeks capital appreciation. The Fund is designed to cushion against (or “buffer”) equity losses in down markets, while taking advantage of growth opportunities in up markets.
Portfolio Company Name [Text Block]	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class I)	[5]
Portfolio Company Adviser [Text Block]	Cboe Vest SM Financial LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Cboe Vest US Large Cap 20 Buffer Strategies VI Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Cboe Vest U.S. Large Cap 20% Buffer Strategies VI Fund (the “Fund”) seeks capital appreciation. The Fund is designed to cushion against (or “buffer”) equity losses in down markets, while taking advantage of growth opportunities in up markets.
Portfolio Company Name [Text Block]	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (Class I)	[5]
Portfolio Company Adviser [Text Block]	Cboe Vest SM Financial LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Fidelity VIP Government Money Market Portfolio (Service Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio (Service Class 2)	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company and its affiliates
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian All Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian All Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(17.54%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Balanced Allocation VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.
Portfolio Company Name [Text Block]	Guardian Balanced Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Core Fixed Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.
Portfolio Company Name [Text Block]	Guardian Core Fixed Income VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Core Plus Fixed Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks income and capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Guardian Core Plus Fixed Income VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Diversified Research VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Diversified Research VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.73%)
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Equity Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks a high level of current income consistent with growth of capital.
Portfolio Company Name [Text Block]	Guardian Equity Income VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Global Utilities VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks total return
Portfolio Company Name [Text Block]	Guardian Global Utilities VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(0.96%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Growth Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Guardian Growth & Income VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Integrated Research VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Integrated Research VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(21.13%)
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian International Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks total return consisting of long-term capital growth and current income.
Portfolio Company Name [Text Block]	Guardian International Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.27%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian International Equity VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Guardian International Equity VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.88%)
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Large Cap Disciplined Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to maximize long-term growth.
Portfolio Company Name [Text Block]	Guardian Large Cap Disciplined Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(31.51%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Large Cap Disciplined Value VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Guardian Large Cap Disciplined Value VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(4.90%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Large Cap Fundamental Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Guardian Large Cap Fundamental Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Clearbridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(32.75%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Mid Cap Relative Value VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Guardian Mid Cap Relative Value VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(4.82%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Mid Cap Traditional Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Guardian Mid Cap Traditional Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian MultiSector Bond VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high current income with a secondary objective of capital appreciation.
Portfolio Company Name [Text Block]	Guardian Multi-Sector Bond VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.20%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Select Mid Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long term growth of capital.
Portfolio Company Name [Text Block]	Guardian Select Mid Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.19%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Short Duration Bond VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Guardian Short Duration Bond VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Small Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Small Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Clearbridge Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(20.86%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian SmallMid Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Small-Mid Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.44%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Strategic Large Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Strategic Large Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian Total Return Bond VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks total return with an emphasis on current income as well as capital appreciation.
Portfolio Company Name [Text Block]	Guardian Total Return Bond VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(15.36%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Guardian U.S. Government Securities VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks total return with an emphasis on current income as well as capital appreciation.
Portfolio Company Name [Text Block]	Guardian U.S. Government Securities VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.28%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Janus Henderson Global Technology and Innovation Portfolio (Service Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Putnam VT Small Cap Value Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC.
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited (PIL)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Pioneer Bond VCT Portfolio (Class II) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Current income and total return.
Portfolio Company Name [Text Block]	Pioneer Bond VCT Portfolio (Class II)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Basic Contract With Both The Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus Riders [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,762	[7]
Surrender Expense, 1 Year, Minimum [Dollars]	9,827	[7]
Surrender Expense, 3 Years, Maximum [Dollars]	9,387	[7]
Surrender Expense, 3 Years, Minimum [Dollars]	8,445	[7]
Surrender Expense, 5 Years, Maximum [Dollars]	8,017	[7]
Surrender Expense, 5 Years, Minimum [Dollars]	7,070	[7]
Surrender Expense, 10 Years, Maximum [Dollars]	3,370	[7]
Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	2,762	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,827	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	2,887	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,945	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,017	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,070	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	3,370	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,420	[7]
No Surrender Expense, 1 Year, Maximum [Dollars]	2,762	[7]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,827	[7]
No Surrender Expense, 3 Years, Maximum [Dollars]	2,887	[7]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,945	[7]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,017	[7]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,070	[7]
No Surrender Expense, 10 Years, Maximum [Dollars]	3,370	[7]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[7]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Basic Contract Without Any Riders [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,237	[8]
Surrender Expense, 1 Year, Minimum [Dollars]	9,302	[8]
Surrender Expense, 3 Years, Maximum [Dollars]	8,862	[8]
Surrender Expense, 3 Years, Minimum [Dollars]	7,900	[8]
Surrender Expense, 5 Years, Maximum [Dollars]	7,494	[8]
Surrender Expense, 5 Years, Minimum [Dollars]	6,506	[8]
Surrender Expense, 10 Years, Maximum [Dollars]	2,858	[8]
Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[8]
Annuitized Expense, 1 Year, Maximum [Dollars]	2,237	[8]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,302	[8]
Annuitized Expense, 3 Years, Maximum [Dollars]	2,362	[8]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,400	[8]
Annuitized Expense, 5 Years, Maximum [Dollars]	2,494	[8]
Annuitized Expense, 5 Years, Minimum [Dollars]	1,506	[8]
Annuitized Expense, 10 Years, Maximum [Dollars]	2,858	[8]
Annuitized Expense, 10 Years, Minimum [Dollars]	1,805	[8]
No Surrender Expense, 1 Year, Maximum [Dollars]	2,237	[8]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,302	[8]
No Surrender Expense, 3 Years, Maximum [Dollars]	2,362	[8]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,400	[8]
No Surrender Expense, 5 Years, Maximum [Dollars]	2,494	[8]
No Surrender Expense, 5 Years, Minimum [Dollars]	1,506	[8]
No Surrender Expense, 10 Years, Maximum [Dollars]	2,858	[8]
No Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[8]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Basic Contract With Both Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus Riders, And Net Maximum (1.18) And Net Minimum (0.49) Underlying Mutual Fund Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,552	[9]
Surrender Expense, 1 Year, Minimum [Dollars]	9,827	[9]
Surrender Expense, 3 Years, Maximum [Dollars]	9,178	[9]
Surrender Expense, 3 Years, Minimum [Dollars]	8,445	[9]
Surrender Expense, 5 Years, Maximum [Dollars]	7,811	[9]
Surrender Expense, 5 Years, Minimum [Dollars]	7,070	[9]
Surrender Expense, 10 Years, Maximum [Dollars]	3,172	[9]
Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[9]
Annuitized Expense, 1 Year, Maximum [Dollars]	2,552	[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,827	[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	2,678	[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,945	[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	2,811	[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,070	[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	3,172	[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,420	[9]
No Surrender Expense, 1 Year, Maximum [Dollars]	2,552	[9]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,827	[9]
No Surrender Expense, 3 Years, Maximum [Dollars]	2,678	[9]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,945	[9]
No Surrender Expense, 5 Years, Maximum [Dollars]	2,811	[9]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,070	[9]
No Surrender Expense, 10 Years, Maximum [Dollars]	3,172	[9]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[9]
Contracts Issued In Conjunction With Applications Signed On Or After May 1, 2023 [Member] | Basic Contract Without Any Riders And Net Maximum (1.18) And Net Minimum (0.49) Underlying Mutual Fund Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,027	[10]
Surrender Expense, 1 Year, Minimum [Dollars]	9,302	[10]
Surrender Expense, 3 Years, Maximum [Dollars]	8,649	[10]
Surrender Expense, 3 Years, Minimum [Dollars]	7,900	[10]
Surrender Expense, 5 Years, Maximum [Dollars]	7,278	[10]
Surrender Expense, 5 Years, Minimum [Dollars]	6,506	[10]
Surrender Expense, 10 Years, Maximum [Dollars]	2,638	[10]
Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[10]
Annuitized Expense, 1 Year, Maximum [Dollars]	2,027	[10]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,302	[10]
Annuitized Expense, 3 Years, Maximum [Dollars]	2,149	[10]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,400	[10]
Annuitized Expense, 5 Years, Maximum [Dollars]	2,278	[10]
Annuitized Expense, 5 Years, Minimum [Dollars]	1,506	[10]
Annuitized Expense, 10 Years, Maximum [Dollars]	2,638	[10]
Annuitized Expense, 10 Years, Minimum [Dollars]	1,805	[10]
No Surrender Expense, 1 Year, Maximum [Dollars]	2,027	[10]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,302	[10]
No Surrender Expense, 3 Years, Maximum [Dollars]	2,149	[10]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,400	[10]
No Surrender Expense, 5 Years, Maximum [Dollars]	2,278	[10]
No Surrender Expense, 5 Years, Minimum [Dollars]	1,506	[10]
No Surrender Expense, 10 Years, Maximum [Dollars]	2,638	[10]
No Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[10]
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Surrender Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,938	$10,522	$9,108	$4,330
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,938	$4,022	$4,108	$4,330
Minimum:	$1,932	$2,052	$2,180	$2,536

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,759	$10,353	$8,949	$4,200
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,759	$3,853	$3,949	$4,200
Minimum:	$1,932	$2,052	$2,180	$2,536

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,570	$10,173	$8,779	$4,057
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,570	$3,673	$3,779	$4,057
Minimum:	$1,565	$1,674	$1,791	$2,120

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,392	$10,001	$8,615	$3,915
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,392	$3,501	$3,615	$3,915
Minimum:	$1,565	$1,674	$1,791	$2,120

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Annuitize Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,938	$10,522	$9,108	$4,330
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,938	$4,022	$4,108	$4,330
Minimum:	$1,932	$2,052	$2,180	$2,536

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,759	$10,353	$8,949	$4,200
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,759	$3,853	$3,949	$4,200
Minimum:	$1,932	$2,052	$2,180	$2,536

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,570	$10,173	$8,779	$4,057
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,570	$3,673	$3,779	$4,057
Minimum:	$1,565	$1,674	$1,791	$2,120

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,392	$10,001	$8,615	$3,915
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,392	$3,501	$3,615	$3,915
Minimum:	$1,565	$1,674	$1,791	$2,120

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

No Surrender Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,938	$10,522	$9,108	$4,330
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,938	$4,022	$4,108	$4,330
Minimum:	$1,932	$2,052	$2,180	$2,536

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,759	$10,353	$8,949	$4,200
Minimum:	$9,932	$8,552	$7,180	$2,536
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,759	$3,853	$3,949	$4,200
Minimum:	$1,932	$2,052	$2,180	$2,536

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,570	$10,173	$8,779	$4,057
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,570	$3,673	$3,779	$4,057
Minimum:	$1,565	$1,674	$1,791	$2,120

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,392	$10,001	$8,615	$3,915
Minimum:	$9,565	$8,174	$6,791	$2,120
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,392	$3,501	$3,615	$3,915
Minimum:	$1,565	$1,674	$1,791	$2,120

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Highest Anniversary Value Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Return of Premium Death Benefit Basic Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Return of Premium Death Benefit Plus Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Combination HAVDB ROPDB Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Basic Contract With Both The Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus Riders [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,938	[7]
Surrender Expense, 1 Year, Minimum [Dollars]	9,932	[7]
Surrender Expense, 3 Years, Maximum [Dollars]	10,522	[7]
Surrender Expense, 3 Years, Minimum [Dollars]	8,552	[7]
Surrender Expense, 5 Years, Maximum [Dollars]	9,108	[7]
Surrender Expense, 5 Years, Minimum [Dollars]	7,180	[7]
Surrender Expense, 10 Years, Maximum [Dollars]	4,330	[7]
Surrender Expense, 10 Years, Minimum [Dollars]	2,536	[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,938	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,932	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	4,022	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	2,052	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	4,108	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,180	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	4,330	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,536	[7]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,938	[7]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,932	[7]
No Surrender Expense, 3 Years, Maximum [Dollars]	4,022	[7]
No Surrender Expense, 3 Years, Minimum [Dollars]	2,052	[7]
No Surrender Expense, 5 Years, Maximum [Dollars]	4,108	[7]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,180	[7]
No Surrender Expense, 10 Years, Maximum [Dollars]	4,330	[7]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,536	[7]
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Basic Contract Without Any Riders [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,570	[8]
Surrender Expense, 1 Year, Minimum [Dollars]	9,565	[8]
Surrender Expense, 3 Years, Maximum [Dollars]	10,173	[8]
Surrender Expense, 3 Years, Minimum [Dollars]	8,174	[8]
Surrender Expense, 5 Years, Maximum [Dollars]	8,779	[8]
Surrender Expense, 5 Years, Minimum [Dollars]	6,791	[8]
Surrender Expense, 10 Years, Maximum [Dollars]	4,057	[8]
Surrender Expense, 10 Years, Minimum [Dollars]	2,120	[8]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,570	[8]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,565	[8]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,673	[8]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,674	[8]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,779	[8]
Annuitized Expense, 5 Years, Minimum [Dollars]	1,791	[8]
Annuitized Expense, 10 Years, Maximum [Dollars]	4,057	[8]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,120	[8]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,570	[8]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,565	[8]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,673	[8]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,674	[8]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,779	[8]
No Surrender Expense, 5 Years, Minimum [Dollars]	1,791	[8]
No Surrender Expense, 10 Years, Maximum [Dollars]	4,057	[8]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,120	[8]
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Basic Contract With Both Highest Anniversary Value Death Benefit And Return Of Premium Death Benefit Plus Riders, And Net Maximum (2.23) And Net Minimum (0.49) Underlying Mutual Fund Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,759	[11]
Surrender Expense, 1 Year, Minimum [Dollars]	9,932	[11]
Surrender Expense, 3 Years, Maximum [Dollars]	10,353	[11]
Surrender Expense, 3 Years, Minimum [Dollars]	8,552	[11]
Surrender Expense, 5 Years, Maximum [Dollars]	8,949	[11]
Surrender Expense, 5 Years, Minimum [Dollars]	7,180	[11]
Surrender Expense, 10 Years, Maximum [Dollars]	4,200	[11]
Surrender Expense, 10 Years, Minimum [Dollars]	2,536	[11]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,759	[11]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,932	[11]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,853	[11]
Annuitized Expense, 3 Years, Minimum [Dollars]	2,052	[11]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,949	[11]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,180	[11]
Annuitized Expense, 10 Years, Maximum [Dollars]	4,200	[11]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,536	[11]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,759	[11]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,932	[11]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,853	[11]
No Surrender Expense, 3 Years, Minimum [Dollars]	2,052	[11]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,949	[11]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,180	[11]
No Surrender Expense, 10 Years, Maximum [Dollars]	4,200	[11]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,536	[11]
Contracts Issued In Conjunction With Applications Signed Prior To May 1, 2017 [Member] | Basic Contract Without Any Riders And Net Maximum (2.23) And Net Minimum (0.49) Underlying Mutual Fund Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,392	[12]
Surrender Expense, 1 Year, Minimum [Dollars]	9,565	[12]
Surrender Expense, 3 Years, Maximum [Dollars]	10,001	[12]
Surrender Expense, 3 Years, Minimum [Dollars]	8,174	[12]
Surrender Expense, 5 Years, Maximum [Dollars]	8,615	[12]
Surrender Expense, 5 Years, Minimum [Dollars]	6,791	[12]
Surrender Expense, 10 Years, Maximum [Dollars]	3,915	[12]
Surrender Expense, 10 Years, Minimum [Dollars]	2,120	[12]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,392	[12]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,565	[12]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,501	[12]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,674	[12]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,615	[12]
Annuitized Expense, 5 Years, Minimum [Dollars]	1,791	[12]
Annuitized Expense, 10 Years, Maximum [Dollars]	3,915	[12]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,120	[12]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,392	[12]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,565	[12]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,501	[12]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,674	[12]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,615	[12]
No Surrender Expense, 5 Years, Minimum [Dollars]	1,791	[12]
No Surrender Expense, 10 Years, Maximum [Dollars]	3,915	[12]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 2,120	[12]
Contracts With In Conjunction Applications Signed On Or After May 1, 2017 And Before May 1, 2023 [Member]
Prospectus:
Surrender Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2017 and before May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,833	$10,423	$9,015	$4,255
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,833	$3,923	$4,015	$4,255
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,654	$10,253	$8,855	$4,121
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,654	$3,753	$3,855	$4,121
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,308	$9,920	$8,537	$3,847
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,308	$3,420	$3,537	$3,847
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,129	$9,747	$8,370	$3,697
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,129	$3,247	$3,370	$3,697
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Annuitize Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2017 and before May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,833	$10,423	$9,015	$4,255
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,833	$3,923	$4,015	$4,255
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,654	$10,253	$8,855	$4,121
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,654	$3,753	$3,855	$4,121
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,308	$9,920	$8,537	$3,847
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,308	$3,420	$3,537	$3,847
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,129	$9,747	$8,370	$3,697
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,129	$3,247	$3,370	$3,697
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

No Surrender Example [Table Text Block]
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2017 and before May 1, 2023.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses.The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,833	$10,423	$9,015	$4,255
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,833	$3,923	$4,015	$4,255
Minimum:	$1,827	$1,945	$2,070	$2,420

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,654	$10,253	$8,855	$4,121
Minimum:	$9,827	$8,445	$7,070	$2,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,654	$3,753	$3,855	$4,121
Minimum:	$1,827	$1,945	$2,070	$2,420

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.40%) and minimum (0.49%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,308	$9,920	$8,537	$3,847
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,308	$3,420	$3,537	$3,847
Minimum:	$1,302	$1,400	$1,506	$1,805

** Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,129	$9,747	$8,370	$3,697
Minimum:	$9,302	$7,900	$6,506	$1,805
If you annuitize or you do not surrender your contract at the end of the applicable time
Maximum:	$3,129	$3,247	$3,370	$3,697
Minimum:	$1,302	$1,400	$1,506	$1,805

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

Contracts With In Conjunction Applications Signed On Or After May 1, 2017 And Before May 1, 2023 [Member] | Basic Contract With Both The Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus Riders [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,833	[7]
Surrender Expense, 1 Year, Minimum [Dollars]	9,827	[7]
Surrender Expense, 3 Years, Maximum [Dollars]	10,423	[7]
Surrender Expense, 3 Years, Minimum [Dollars]	8,445	[7]
Surrender Expense, 5 Years, Maximum [Dollars]	9,015	[7]
Surrender Expense, 5 Years, Minimum [Dollars]	7,070	[7]
Surrender Expense, 10 Years, Maximum [Dollars]	4,255	[7]
Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,833	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,827	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,923	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,945	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	4,015	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,070	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	4,255	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,420	[7]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,833	[7]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,827	[7]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,923	[7]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,945	[7]
No Surrender Expense, 5 Years, Maximum [Dollars]	4,015	[7]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,070	[7]
No Surrender Expense, 10 Years, Maximum [Dollars]	4,255	[7]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[7]
Contracts With In Conjunction Applications Signed On Or After May 1, 2017 And Before May 1, 2023 [Member] | Basic Contract Without Any Riders [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,308	[8]
Surrender Expense, 1 Year, Minimum [Dollars]	9,302	[8]
Surrender Expense, 3 Years, Maximum [Dollars]	9,920	[8]
Surrender Expense, 3 Years, Minimum [Dollars]	7,900	[8]
Surrender Expense, 5 Years, Maximum [Dollars]	8,537	[8]
Surrender Expense, 5 Years, Minimum [Dollars]	6,506	[8]
Surrender Expense, 10 Years, Maximum [Dollars]	3,847	[8]
Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[8]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,308	[8]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,302	[8]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,420	[8]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,400	[8]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,537	[8]
Annuitized Expense, 5 Years, Minimum [Dollars]	1,506	[8]
Annuitized Expense, 10 Years, Maximum [Dollars]	3,847	[8]
Annuitized Expense, 10 Years, Minimum [Dollars]	1,805	[8]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,308	[8]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,302	[8]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,420	[8]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,400	[8]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,537	[8]
No Surrender Expense, 5 Years, Minimum [Dollars]	1,506	[8]
No Surrender Expense, 10 Years, Maximum [Dollars]	3,847	[8]
No Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[8]
Contracts With In Conjunction Applications Signed On Or After May 1, 2017 And Before May 1, 2023 [Member] | Basic Contract With Both Highest Anniversary Value Death Benefit And Return Of Premium Death Benefit Plus Riders, And Net Maximum (2.23) And Net Minimum (0.49) Underlying Mutual Fund Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,654	[11]
Surrender Expense, 1 Year, Minimum [Dollars]	9,827	[11]
Surrender Expense, 3 Years, Maximum [Dollars]	10,253	[11]
Surrender Expense, 3 Years, Minimum [Dollars]	8,445	[11]
Surrender Expense, 5 Years, Maximum [Dollars]	8,855	[11]
Surrender Expense, 5 Years, Minimum [Dollars]	7,070	[11]
Surrender Expense, 10 Years, Maximum [Dollars]	4,121	[11]
Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[11]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,654	[11]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,827	[11]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,753	[11]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,945	[11]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,855	[11]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,070	[11]
Annuitized Expense, 10 Years, Maximum [Dollars]	4,121	[11]
Annuitized Expense, 10 Years, Minimum [Dollars]	2,420	[11]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,654	[11]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,827	[11]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,753	[11]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,945	[11]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,855	[11]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,070	[11]
No Surrender Expense, 10 Years, Maximum [Dollars]	4,121	[11]
No Surrender Expense, 10 Years, Minimum [Dollars]	2,420	[11]
Contracts With In Conjunction Applications Signed On Or After May 1, 2017 And Before May 1, 2023 [Member] | Basic Contract Without Any Riders And Net Maximum (2.23) And Net Minimum (0.49) Underlying Mutual Fund Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,129	[12]
Surrender Expense, 1 Year, Minimum [Dollars]	9,302	[12]
Surrender Expense, 3 Years, Maximum [Dollars]	9,747	[12]
Surrender Expense, 3 Years, Minimum [Dollars]	7,900	[12]
Surrender Expense, 5 Years, Maximum [Dollars]	8,370	[12]
Surrender Expense, 5 Years, Minimum [Dollars]	6,506	[12]
Surrender Expense, 10 Years, Maximum [Dollars]	3,697	[12]
Surrender Expense, 10 Years, Minimum [Dollars]	1,805	[12]
Annuitized Expense, 1 Year, Maximum [Dollars]	3,129	[12]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,302	[12]
Annuitized Expense, 3 Years, Maximum [Dollars]	3,247	[12]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,400	[12]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,370	[12]
Annuitized Expense, 5 Years, Minimum [Dollars]	1,506	[12]
Annuitized Expense, 10 Years, Maximum [Dollars]	3,697	[12]
Annuitized Expense, 10 Years, Minimum [Dollars]	1,805	[12]
No Surrender Expense, 1 Year, Maximum [Dollars]	3,129	[12]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,302	[12]
No Surrender Expense, 3 Years, Maximum [Dollars]	3,247	[12]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,400	[12]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,370	[12]
No Surrender Expense, 5 Years, Minimum [Dollars]	1,506	[12]
No Surrender Expense, 10 Years, Maximum [Dollars]	3,697	[12]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 1,805	[12]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Century VP Inflation Protection (Class II) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	American Century VP Inflation Protection (Class II)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series Asset Allocation Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series The Bond Fund of America (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series Capital World Growth and Income Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Capital World Growth and Income Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series Global Growth Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Growth Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series Growth Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Growth Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series GrowthIncome Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Growth-Income Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Fidelity VIP Government Money Market Portfolio (Service Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio (Service Class 2)	[13]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Balanced Allocation VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.
Portfolio Company Name [Text Block]	Guardian Balanced Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Core Plus Fixed Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks income and capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Guardian Core Plus Fixed Income VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Diversified Research VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Diversified Research VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.73%)
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Growth Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Guardian Growth & Income VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Integrated Research VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Integrated Research VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(21.13%)
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian International Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks total return consisting of long-term capital growth and current income.
Portfolio Company Name [Text Block]	Guardian International Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.27%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian International Equity VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Guardian International Equity VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.88%)
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Large Cap Disciplined Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to maximize long-term growth.
Portfolio Company Name [Text Block]	Guardian Large Cap Disciplined Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(31.51%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Large Cap Disciplined Value VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Guardian Large Cap Disciplined Value VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(4.90%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Large Cap Fundamental Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Guardian Large Cap Fundamental Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Clearbridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(32.75%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Mid Cap Relative Value VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Guardian Mid Cap Relative Value VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(4.82%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Mid Cap Traditional Growth VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Guardian Mid Cap Traditional Growth VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Select Mid Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long term growth of capital.
Portfolio Company Name [Text Block]	Guardian Select Mid Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.19%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Small Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Small Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Clearbridge Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(20.86%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guardian Strategic Large Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Guardian Strategic Large Cap Core VIP Fund
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Janus Henderson Global Technology and Innovation Portfolio (Service Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Putnam VT Small Cap Value Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited (PIL)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Pioneer Bond VCT Portfolio (Class II) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Current income and total return.
Portfolio Company Name [Text Block]	Pioneer Bond VCT Portfolio (Class II)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | AB VPS Dynamic Asset Allocation Portfolio (Class B) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return consistent with the Adviser’s determination of reasonable risk.
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | ALPS Alerian Energy Infrastructure Portfolio (Class III) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
Portfolio Company Name [Text Block]	ALPS/ Alerian Energy Infrastructure Portfolio (Class III)
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | ALPS Global Opportunity (Class III) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Portfolio Company Name [Text Block]	ALPS Global Opportunity (Class III), formerly ALPS/Red Rocks Global Opportunity (Class III)	[14]
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | American Funds Insurance Series U.S. Government Securities Fund (Class 4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series ® U.S. Government Securities Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(11.19%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | DWS Alternative Asset Allocation VIP (Class B) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP (Class B)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L. L. C.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guggenheim VT Long Short Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Guggenheim VT Long Short Equity	[14]
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Guggenheim VT MultiHedge Strategies [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with less risk than traditional equity funds.
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies	[14]
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Invesco V.I. BalancedRisk Allocation Fund (Series II) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Delaware Ivy VIP High Income Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.28%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total Return.
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | The Merger Fund VL [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to achieve capital growth by engaging in merger arbitrage.
Portfolio Company Name [Text Block]	The Merger Fund VL
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Morgan Stanley Variable Insurance Fund, Inc [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II)
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Morgan Stanley Variable Insurance Fund, Inc Global Infrastructure Portfolio (Class II) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks both capital appreciation and current income.
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II)
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(8.32%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | PIMCO Dynamic Bond Portfolio (Advisor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Dynamic Bond Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.45%)
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.40%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | T. Rowe Price Health Sciences Portfolio II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.11%
Contracts Issued In Conjunction With Applications Signed Before May 1, 2023 | Virtus Duff Phelps Real Estate Securities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc.
Portfolio Company Adviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%

[1]	If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.
[2]	The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.49% and 2.23%, respectively. The minimum charge of 0.49% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 2.23% reflect contractual waivers by the mutual fund adviser. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.
[3]	As a percentage of the Accumulation Value in the Variable Investment Options.
[4]	As a percentage of Fund net assets.
[5]	This Fund is not available as an investment allocation option in New York
[6]	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
[7]	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.
[8]	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.
[9]	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.
[10]	Basic Contract without any riders and net maximum (1.18%) and net minimum (0.49%) underlying mutual fund expenses.
[11]	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.
[12]	Basic Contract without any riders and net maximum (2.23%) and net minimum (0.49%) underlying mutual fund expenses.
[13]	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
[14]	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.